UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Current
Cash and cash equivalents	$ 61,085	$ 66,327
Restricted cash and short-term investments	19,655	30,900
Other current assets	15,606	4,336
Amounts due from related parties	0	3,883
Inventories	1,738	1,924
Total Current Assets	98,084	107,370
Non-current
Restricted cash	136,168	190,523
Vessels and vessels under capital leases, net	1,436,215	1,192,779
Other long term assets	24,737	20,302
Total Assets	1,695,204	1,510,974
Current
Short-term debt due to related parties	20,000	0
Current portion of long-term debt	76,566	64,822
Current portion of obligations under capital leases	0	5,837
Other current liabilities	102,798	94,629
Amounts due to related parties	10,387	4,429
Total Current Liabilities	209,751	169,717
Non-current
Long-term debt	883,246	639,697
Long-term debt due to related parties	32,950	34,953
Obligations under capital leases	145,987	406,534
Other long-term liabilities	18,219	18,529
Total Liabilities	1,290,153	1,269,430
Partners' capital:
Common unitholders	318,555	169,515
Subordinated unitholders	3,520	3,713
General partner interest	8,104	5,447
Total Partners' capital	330,179	178,675
Accumulated other comprehensive income	(1,630)	(8,989)
Total equity before non-controlling interest	328,549	169,686
Non-controlling interest	76,502	71,858
Total equity	405,051	241,544
Total liabilities and equity	$ 1,695,204	$ 1,510,974